Financial assets held for trading	12 Months Ended
Dec. 31, 2020
Financial assets held for trading.
Financial assets held for trading

6 Financial assets held for trading

(€ million)	December 31, 2020	December 31, 2019
Bonds issued by sovereign states	1,223	1,462
Other	4,279	5,298
	5,502	6,760

The Company has established a liquidity reserve as part of its internal targets and financial strategy with a view of ensuring an adequate level of flexibility to the Group development plans and of coping with unexpected fund requirements or difficulties in accessing financial markets. The management of this liquidity reserve is performed through trading activities in view of the optimizing returns, within a predefined and authorized level of risk threshold, targeting the preservation of the invested capital and the ability to promptly convert it into cash.

Financial assets held for trading include securities subject to lending agreements of €1,361 million (€1,347 million at December 31, 2019).

The breakdown by currency is provided below:

(€ million)	December 31, 2020	December 31, 2019
Euro	3,731	4,272
U.S. dollars	1,688	2,279
Other currencies	83	209
	5,502	6,760

The breakdown by issuing entity and credit rating is presented below:

	Nominal value	Fair Value
	(€ million)	(€ million)	Rating - Moody’s	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	499	506	Baa3	BBB
Chile	187	192	A1	A+
Other(*)	168	172	from Aaa to Baa1	from AAA to A-
	854	870
Floating rate bonds
Italy	253	255	Baa3	BBB
Germany	56	55	Aaa	AAA
Other	43	43	from Aaa to Baa3	from AA+ to BBB
	352	353

Total quoted bonds issued by sovereign states	1,206	1,223
Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	974	992	from Aa2 to Baa3	from AA to BBB-
Quoted bonds issued by financial and insurance companies	893	910	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	54	55	from Aaa to Baa3	from AAA to BBB-
	1,921	1,957
Floating rate bonds
Quoted bonds issued by industrial companies	791	787	from Aa1 to Baa3	from AA+ to BBB-
Quoted bonds issued by financial and insurance companies	1,298	1,301	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	234	234	from Aaa to Baa3	from AAA to BBB-
	2,323	2,322
Total other bonds	4,244	4,279
Total other financial assets held for trading	5,450	5,502

(*) Amounts included herein are lower than €50 million.

The fair value hierarchy is level 1 for €5,248 million and level 2 for €254 million. During 2020, there were no significant transfers between the different hierarchy levels of fair value.